Schedule of short-term loans (Details) - USD ($)			12 Months Ended
		Feb. 15, 2023	Dec. 31, 2023	Dec. 31, 2022
Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Convertible notes payable			$ 2,413,125	$ 2,619,625
Convertible Notes Related Parties [Member]
Line of Credit Facility [Line Items]
Convertible notes payable				782,600
Related Party [Member]
Line of Credit Facility [Line Items]
Short term loans - related parties			$ 759,442
Meng Dong [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name	[1]		Meng Dong (James) Tan (2)
Maturities	[2]		December 31, 2023
Interest Rate			8.00%
Collateral/Guarantee			None
Short term loans - related parties			$ 23,634
Alfred Lim [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name	[3]		Alfred Lim (3)
Maturities			December 31, 2023, extended to June 30, 2024
Interest Rate			8.00%
Collateral/Guarantee			None
Short term loans - related parties			$ 138,119
8i Enterprises Pte Ltd [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name	[4]		8i Enterprises Pte. Ltd(4)
Maturities	[2]		December 31, 2023
Interest Rate			8.00%
Collateral/Guarantee			None
Short term loans - related parties			$ 597,689
Kaufaman & Canoles, P.C. (KC) [Member] | Promissory Note [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name			Kaufaman & Canoles, P. C. (“KC”)
Interest Rate		15.00%	0.00%
Collateral/Guarantee			None
Maturities	[5]		Feb. 15, 2023
Convertible promissory note				170,000
Maxim Group LLC [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name			Maxim Group LLC (“Maxim”)
Interest Rate			0.00%
Collateral/Guarantee			Automatically be converted into the Company’s ordinary shares at $5.00 per share if the balance is not being repaid by the maturity date
Maturities			Jul. 31, 2024
Convertible notes payable			$ 2,113,125	2,113,125
Menora Capital Pte Ltd [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name			Menora Capital Pte Ltd (“Menora”)
Interest Rate			0.00%
Collateral/Guarantee			Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date
Maturities	[6],[7]		Nov. 17, 2023
Convertible notes payable				87,500
Loeb and Loeb LLP [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name			Loeb & Loeb LLP (“Loeb”)
Interest Rate			0.00%
Collateral/Guarantee			(1) 60,000 of the Company ordinary share has been issued to Loeb, which is subject to be returned and cancellation if the Company repaid the full or part of the convertible note, and (2) Loeb has the right to sell the ordinary shares in public market and the earning from the sales should be offset the remaining balance of the convertible note
Maturities	[8],[9]		Nov. 17, 2023
Convertible notes payable			$ 300,000	300,000
Shine Link Limited [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name			Shine Link Limited (“Shine Link”)
Interest Rate			0.00%
Collateral/Guarantee			Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date
Maturities	[6],[7]		Nov. 17, 2023
Convertible notes payable				119,000
8i Holdings 2 Ptd Ltd [Member] | Convertible Notes Related Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name	[7]		8i Holdings 2 Ptd Ltd (“8i Holding”)
Interest Rate	[7]		0.00%
Collateral/Guarantee	[7]		Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date
Maturities	[7],[10]		Nov. 17, 2023
Convertible notes payable	[7]			82,600
Meng Dong James Tan [Member] | Convertible Notes Related Parties [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name	[8]		Meng Dong (James) Tan
Interest Rate	[8]		0.00%
Collateral/Guarantee	[8]		Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date
Maturities	[8],[10]		Nov. 17, 2023
Convertible notes payable	[8]			$ 700,000

[1]	Mr. Meng Dong (James) Tan, the Company’s related party has more than 10% ownership of the Company.
[2]	Converted the loan balances into the Company’s ordinary shares in March 2024. See Note 20.
[3]	Mr. Alfred Lim is an executive director of the Company.
[4]	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Enterprises Pte. Ltd. Mr. Tan has sole voting and dispositive power over the shares.
[5]	This promissory note has a default interest of 15% per annum beginning on February 15, 2023 until paid in full. In June 2023, the Company and KC has entered into a settlement agreement (“the Agreement”) to settle the promissory note. Pursuant to the Agreement, the Company shall pay KC (1) $100,000 within two days of the dates that the Company’s US counsel, Loeb & Loeb, confirm that it has received from KC all information and documents necessary for them to prepare an amended S-1 registration statement covering the resale of securities, and (2) $60,000 within two business days after the date the first amendment to the registration statement is filed with the SEC. As of December 31, 2023, the balance owed to KC amounted to $60,000 and classified as other payables and accrued liabilities in the accompanying consolidated balance sheets.
[6]	Converted the note balances into the Company’s ordinary shares in May 2023. See Note 15 for detail.
[7]	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Holdings 2 Pte. Ltd. Mr. Tan has sole voting and dispositive power over the shares.
[8]	Mr. Meng Dong (James) Tan, the Company’s related party has more than 10% ownership of the Company.
[9]	The maturity date is being extended into three equal installments of $100,000, with the first installment due on or prior to April 30, 2024, the second installment on or prior to May 31, 2024 and the third installment on or prior to June 30, 2024. See Note 20 for detail.
[10]	Converted the note balances into the Company’s ordinary shares in May 2023. See Note 15 for detail.